Net revenues (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Revenue from External Customer [Line Items]
Revenue, Net, Total	¥ 8,376,099	$ 1,206,409	¥ 9,965,786	¥ 12,927,377